UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03466

Fidelity Hanover Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2019

Item 1.

Reports to Stockholders

Fidelity® Emerging Markets Debt Central Fund Semi-Annual Report June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
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Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Top Five Countries as of June 30, 2019

(excluding cash equivalents)	% of fund's net assets
Argentina	11.0
United States of America	8.2
Mexico	7.4
Turkey	6.4
Ukraine	4.8

Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Holdings as of June 30, 2019

(by issuer, excluding cash equivalents)	% of fund's net assets
U.S. Treasury Obligations	6.0
Ukraine Government	4.8
Argentine Republic	4.6
Turkish Republic	4.1
Arab Republic of Egypt	3.4
22.9

Asset Allocation (% of fund's net assets)

As of June 30, 2019
Corporate Bonds	36.5%
Government Obligations	49.7%
Supranational Obligations	0.3%
Preferred Securities	3.1%
Short-Term Investments and Net Other Assets (Liabilities)	10.4%

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 36.5%
		Principal Amount(a)	Value
Argentina - 2.9%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		$14,187,344	$13,850,394
Banco Hipotecario SA 9.75% 11/30/20 (b)		6,945,000	6,563,459
Banco Macro SA 6.75% 11/4/26 (b)(c)		14,410,000	12,352,072
Cablevision SA 6.5% 6/15/21 (b)		2,466,000	2,431,938
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		65,000	66,016
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		2,060,000	1,977,600
Pampa Holding SA 7.5% 1/24/27 (b)		2,185,000	2,027,680
Pan American Energy LLC 7.875% 5/7/21 (b)		1,307,333	1,354,316
Petrobras Energia SA 7.375% 7/21/23 (b)		3,450,000	3,329,250
Transportadora de Gas del Sur SA 6.75% 5/2/25 (b)		5,810,000	5,619,359
YPF SA:
8.5% 3/23/21 (b)		5,477,000	5,569,424
8.5% 6/27/29 (b)		2,750,000	2,705,175
8.75% 4/4/24 (b)		22,575,000	22,801,032

TOTAL ARGENTINA			80,647,715

Austria - 0.4%
ESAL GmbH 6.25% 2/5/23 (b)		4,648,000	4,741,006
JBS Investments II GmbH 7% 1/15/26 (b)		5,370,000	5,815,710

TOTAL AUSTRIA			10,556,716

Azerbaijan - 0.3%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		6,275,000	7,279,000
Bahrain - 0.3%
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)		5,015,000	5,273,586
7.625% 11/7/24 (b)		2,350,000	2,542,987

TOTAL BAHRAIN			7,816,573

Belarus - 0.0%
Development Bank of the Republic of Belarus 6.75% 5/2/24 (b)		1,300,000	1,359,800
Bermuda - 0.3%
Digicel Group Ltd. 6.75% 3/1/23 (b)		4,120,000	2,332,950
Qtel International Finance Ltd. 3.25% 2/21/23 (b)		5,520,000	5,582,100

TOTAL BERMUDA			7,915,050

Brazil - 0.4%
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		5,045,000	5,153,783
4.875% 4/11/22 (b)		3,540,000	3,646,200
5.125% 3/31/27 (b)		2,505,000	2,520,681

TOTAL BRAZIL			11,320,664

British Virgin Islands - 1.0%
1MDB Global Investments Ltd. 4.4% 3/9/23		26,000,000	24,643,125
Central American Bottling Corp. 5.75% 1/31/27 (b)		1,295,000	1,337,088
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (b)		2,637,000	2,683,148

TOTAL BRITISH VIRGIN ISLANDS			28,663,361

Canada - 0.7%
First Quantum Minerals Ltd. 7.25% 4/1/23 (b)		15,370,000	14,966,538
Frontera Energy Corp. 9.7% 6/25/23 (b)		5,035,000	5,354,408

TOTAL CANADA			20,320,946

Cayman Islands - 1.7%
Banco BTG Pactual SA 7.75% 2/15/29 (b)(c)		2,625,000	2,739,844
Banco Do Brasil SA:
4.625% 1/15/25 (b)		2,150,000	2,233,313
4.875% 4/19/23 (b)		1,290,000	1,356,435
Braskem Finance Ltd. 5.375% 5/2/22 (b)		3,760,000	3,937,707
Cementos Progreso Trust 7.125% 11/6/23 (b)		4,610,000	4,777,113
Comcel Trust 6.875% 2/6/24 (b)		10,200,000	10,534,688
Gran Tierra Energy International Holdings Ltd. 6.25% 2/15/25 (b)		2,615,000	2,435,219
Itau Unibanco Holding SA 5.125% 5/13/23 (Reg. S)		6,095,000	6,390,379
Odebrecht Finance Ltd.:
4.375% 4/25/25 (b)(d)		11,075,000	685,266
7.125% 6/26/42 (b)(d)		14,263,000	891,438
Sable International Finance Ltd. 6.875% 8/1/22 (b)		669,000	694,088
Shimao Property Holdings Ltd. 4.75% 7/3/22		6,420,000	6,462,131
Sparc Em Spc 0% 12/5/22 (b)		913,954	864,839
Vale Overseas Ltd. 4.375% 1/11/22		1,810,000	1,865,997

TOTAL CAYMAN ISLANDS			45,868,457

Colombia - 0.2%
Banco de Bogota SA 6.25% 5/12/26 (b)		3,475,000	3,831,188
Colombia Telecomunicaciones SA 5.375% 9/27/22 (b)		2,379,000	2,416,588

TOTAL COLOMBIA			6,247,776

Curacao - 0.5%
Teva Pharmaceutical Finance Co. BV:
2.95% 12/18/22		3,125,000	2,843,375
3.65% 11/10/21		1,950,000	1,876,875
Teva Pharmaceutical Finance IV BV 3.65% 11/10/21		8,710,000	8,409,505

TOTAL CURACAO			13,129,755

Dominican Republic - 0.1%
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		2,475,000	2,550,797
Georgia - 0.7%
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		6,183,000	6,399,391
JSC BGEO Group 6% 7/26/23 (b)		9,505,000	9,528,763
JSC Georgian Railway 7.75% 7/11/22 (b)		1,290,000	1,399,650
TBC Bank JSC 5.75% 6/19/24 (b)		2,825,000	2,786,156

TOTAL GEORGIA			20,113,960

Indonesia - 0.7%
Delta Merlin Dunia Tekstil PT 8.625% 3/12/24 (b)		1,970,000	2,032,035
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		12,015,000	12,405,488
PT Pertamina Persero:
6.5% 5/27/41 (b)		2,755,000	3,321,497
6.5% 11/7/48 (b)		2,380,000	2,928,144

TOTAL INDONESIA			20,687,164

Ireland - 0.9%
Bonitron Designated Activity Co. 8.75% 10/30/22 (b)		7,500,000	7,886,719
Borets Finance DAC 6.5% 4/7/22 (b)		7,755,000	7,779,234
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		1,330,000	1,373,358
CBOM Finance PLC 5.55% 2/14/23 (b)		4,490,000	4,445,818
MTS International Funding Ltd. 5% 5/30/23 (b)		2,855,000	2,950,464

TOTAL IRELAND			24,435,593

Israel - 0.1%
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		2,450,000	3,135,584
Kazakhstan - 0.1%
BTA Bank JSC 5.5% 12/21/22 (b)		1,934,129	1,943,800
Korea (South) - 0.3%
Export-Import Bank of Korea 6.2% 8/7/21 (b)	INR	284,300,000	4,060,684
POSCO 4% 8/1/23 (b)		3,155,000	3,299,313

TOTAL KOREA (SOUTH)			7,359,997

Luxembourg - 1.5%
CSN Resources SA:
6.5% 7/21/20 (b)		2,068,000	2,106,563
7.625% 2/13/23 (b)		11,540,000	12,174,700
7.625% 4/17/26 (b)		1,375,000	1,457,789
Millicom International Cellular SA:
6% 3/15/25 (b)		4,210,000	4,373,138
6.625% 10/15/26 (Reg. S)		1,475,000	1,607,114
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		7,773,000	8,427,875
Rede D Oregon Finance Sarl 4.95% 1/17/28 (b)		1,390,000	1,376,969
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		8,260,000	8,900,150

TOTAL LUXEMBOURG			40,424,298

Mauritius - 0.4%
HTA Group Ltd. 9.125% 3/8/22 (b)		6,265,000	6,564,545
MTN (Mauritius) Investments Ltd.:
5.373% 2/13/22 (b)		1,400,000	1,445,500
6.5% 10/13/26 (b)		2,670,000	2,890,275

TOTAL MAURITIUS			10,900,320

Mexico - 6.2%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	224,420,000	10,946,961
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		3,725,000	3,798,336
BBVA Bancomer SA 7.25% 4/22/20 (b)		2,600,000	2,675,400
CEMEX S.A.B. de CV 7.75% 4/16/26 (b)		2,630,000	2,879,850
Credito Real S.A.B. de CV 9.5% 2/7/26 (b)		3,525,000	3,886,313
Elementia S.A.B. de CV 5.5% 1/15/25 (b)		3,680,000	3,540,850
Metalsa SA de CV 4.9% 4/24/23 (b)		12,102,000	12,083,091
Pemex Project Funding Master Trust:
6.625% 6/15/35		21,550,000	19,852,938
6.625% 6/15/38		25,000	22,125
8.625% 12/1/23 (c)		930,000	1,008,129
Petroleos Mexicanos:
3.5% 1/30/23		6,855,000	6,505,052
4.625% 9/21/23		270,000	265,278
4.875% 1/24/22		10,880,000	10,852,800
4.875% 1/18/24		13,815,000	13,503,472
6.5% 6/2/41		36,630,000	32,490,810
6.75% 9/21/47		24,142,000	21,415,463
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		25,390,000	25,064,691

TOTAL MEXICO			170,791,559

Mongolia - 0.4%
Development Bank of Mongolia 7.25% 10/23/23 (b)		2,430,000	2,530,997
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		7,403,000	7,703,747

TOTAL MONGOLIA			10,234,744

Morocco - 0.1%
OCP SA 5.625% 4/25/24 (b)		2,410,000	2,597,754
Netherlands - 4.4%
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		9,030,000	7,901,250
GTH Finance BV 7.25% 4/26/23 (b)		10,450,000	11,426,030
KazMunaiGaz Finance Sub BV:
4.75% 4/24/25 (b)		2,570,000	2,730,625
6.375% 10/24/48 (b)		200,000	238,081
Metinvest BV 7.75% 4/23/23 (b)		16,120,000	16,635,840
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		28,715,000	18,987,507
Petrobras Global Finance BV:
5.999% 1/27/28		3,737,000	3,973,365
8.75% 5/23/26		33,590,000	41,487,009
SABIC Capital II BV 4% 10/10/23 (b)		3,785,000	3,919,368
VTR Finance BV 6.875% 1/15/24 (b)		13,445,000	13,936,583

TOTAL NETHERLANDS			121,235,658

Nigeria - 0.9%
Fidelity Bank PLC 10.5% 10/16/22 (b)		5,855,000	6,323,400
Zenith Bank PLC 7.375% 5/30/22 (b)		17,025,000	18,067,781

TOTAL NIGERIA			24,391,181

Paraguay - 0.1%
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		2,585,000	2,690,823
Peru - 0.5%
Alicorp SA 6.875% 4/17/27 (b)	PEN	15,190,000	4,891,496
Telefonica del Peru SA 7.375% 4/10/27 (b)	PEN	27,530,000	8,883,207

TOTAL PERU			13,774,703

Saudi Arabia - 0.7%
Saudi Arabian Oil Co.:
2.875% 4/16/24 (b)		2,690,000	2,708,938
3.5% 4/16/29 (b)		6,295,000	6,365,819
4.25% 4/16/39 (b)		2,850,000	2,880,210
4.375% 4/16/49 (b)		6,450,000	6,526,497

TOTAL SAUDI ARABIA			18,481,464

Singapore - 0.9%
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		12,830,000	13,387,303
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (b)		2,640,000	2,653,200
Medco Strait Services Pte. Ltd. 8.5% 8/17/22 (b)		2,455,000	2,644,495
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		5,650,000	5,734,750

TOTAL SINGAPORE			24,419,748

South Africa - 0.7%
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (b)		7,200,000	7,272,000
5.75% 1/26/21 (Reg. S)		7,270,000	7,342,700
6.75% 8/6/23 (b)		4,400,000	4,614,500

TOTAL SOUTH AFRICA			19,229,200

Togo - 0.2%
Ecobank Transnational, Inc. 9.5% 4/18/24 (b)		5,120,000	5,622,400
Tunisia - 0.2%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		5,675,000	5,270,656
Turkey - 2.1%
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(c)		5,465,000	4,846,772
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		10,940,000	10,584,450
T.C. Ziraat Bankasi A/S:
4.25% 7/3/19 (b)		4,335,000	4,340,419
4.75% 4/29/21 (b)		2,890,000	2,785,238
Turk Sise ve Cam Fabrikalari A/S:
4.25% 5/9/20 (b)		205,000	205,096
6.95% 3/14/26 (b)		2,595,000	2,604,731
Turk Telekomunikasyon A/S 6.875% 2/28/25 (b)		2,600,000	2,615,090
Turkiye Garanti Bankasi A/S:
4.75% 10/17/19(b)		2,270,000	2,267,164
6.125% 5/24/27 (b)(c)		5,905,000	4,982,935
Turkiye Is Bankasi A/S 5.5% 4/21/22 (b)		3,815,000	3,652,863
Turkiye Vakiflar Bankasi TAO:
5.75% 1/30/23 (b)		17,010,000	15,672,165
6.875% 2/3/25 (Reg. S) (c)		4,895,000	4,356,550

TOTAL TURKEY			58,913,473

United Arab Emirates - 0.3%
ADES International Holding Ltd. 8.625% 4/24/24 (b)		5,500,000	5,438,125
Oztel Holdings SPC Ltd. 5.625% 10/24/23 (b)		3,445,000	3,521,436

TOTAL UNITED ARAB EMIRATES			8,959,561

United Kingdom - 2.9%
Biz Finance PLC 9.625% 4/27/22 (b)		6,111,500	6,378,827
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (c)		25,275,000	25,756,805
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)		3,066,000	3,198,221
Polyus Finance PLC 5.25% 2/7/23 (b)		6,380,000	6,650,767
Tullow Oil PLC:
6.25% 4/15/22 (b)		2,455,000	2,473,413
7% 3/1/25 (b)		3,280,000	3,333,300
Ukraine Railways via Shortline PLC 9.875% 9/15/21 (b)		7,195,300	7,339,206
Vedanta Resources Finance II PLC 9.25% 4/23/26 (b)		3,655,000	3,694,766
Vedanta Resources PLC:
6.375% 7/30/22 (b)		13,445,000	13,289,542
8.25% 6/7/21 (b)		7,710,000	8,047,313

TOTAL UNITED KINGDOM			80,162,160

United States of America - 2.2%
Azul Investments LLP 5.875% 10/26/24 (b)		4,345,000	4,267,605
CEMEX Finance LLC 6% 4/1/24 (b)		2,300,000	2,369,000
Citgo Holding, Inc. 10.75% 2/15/20 (b)		15,615,000	16,161,525
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		12,730,000	12,825,475
Sasol Financing U.S.A. LLC 5.875% 3/27/24		2,440,000	2,632,913
Stillwater Mining Co. 6.125% 6/27/22 (b)		17,490,000	17,634,293
Teva Pharmaceutical Finance IV LLC 2.25% 3/18/20		3,685,000	3,652,756

TOTAL UNITED STATES OF AMERICA			59,543,567

Venezuela - 0.2%
Petroleos de Venezuela SA:
5.375% 4/12/27 (d)		5,000,000	750,000
5.5% 4/12/37 (d)		330,000	49,500
6% 5/16/24 (b)(d)		9,685,000	1,452,750
6% 11/15/26 (b)(d)		12,130,000	1,819,500
9.75% 5/17/35 (b)(d)		1,315,000	197,250
12.75% 2/17/22 (b)(d)		1,310,000	196,500

TOTAL VENEZUELA			4,465,500

TOTAL NONCONVERTIBLE BONDS
(Cost $1,013,137,302)			1,003,461,477

Government Obligations - 49.7%
Angola - 0.0%
Angola Republic 9.5% 11/12/25 (b)		1,250,000	1,431,250
Argentina - 8.1%
Argentine Republic:
5.625% 1/26/22		28,435,000	23,956,488
6.875% 4/22/21		52,310,000	45,902,025
7.5% 4/22/26		62,050,000	51,966,875
8.75% 5/7/24		2,341,854	1,641,427
Buenos Aires Province:
9.95% 6/9/21 (b)		8,430,000	7,565,925
10.875% 1/26/21 (b)		9,533,333	9,044,750
10.875% 1/26/21 (Reg. S)		26,464,000	25,107,720
City of Buenos Aires:
7.5% 6/1/27 (Reg. S)		1,299,000	1,209,694
8.95% 2/19/21 (b)		5,597,850	5,555,866
Mendoza Province 8.375% 5/19/24 (b)		350,000	292,906
Province of Santa Fe 7% 3/23/23 (b)		16,265,000	13,947,238
Provincia de Cordoba:
7.125% 6/10/21 (b)		33,175,000	28,571,969
7.45% 9/1/24 (b)		9,360,000	7,300,800

TOTAL ARGENTINA			222,063,683

Azerbaijan - 0.1%
Azerbaijan Republic 4.75% 3/18/24 (b)		2,945,000	3,098,140
Bahamas (Nassau) - 0.1%
Bahamian Republic 6% 11/21/28 (b)		2,245,000	2,390,925
Barbados - 0.1%
Barbados Government:
7% 8/4/22 (b)(d)		2,755,000	1,788,684
7.25% 12/15/21 (b)(d)		440,000	285,670

TOTAL BARBADOS			2,074,354

Belarus - 0.7%
Belarus Republic:
6.875% 2/28/23 (b)		11,610,000	12,480,750
7.625% 6/29/27 (b)		5,410,000	6,167,400

TOTAL BELARUS			18,648,150

Bermuda - 0.4%
Bermuda Government:
3.717% 1/25/27 (b)		2,575,000	2,616,844
4.75% 2/15/29 (b)		6,745,000	7,444,794

TOTAL BERMUDA			10,061,638

Bolivia - 0.0%
Plurinational State of Bolivia 5.95% 8/22/23 (b)		1,175,000	1,263,492
Brazil - 1.2%
Brazilian Federative Republic:
5.625% 1/7/41		2,625,000	2,812,031
5.625% 2/21/47		3,940,000	4,205,950
8.25% 1/20/34		18,895,000	25,195,302

TOTAL BRAZIL			32,213,283

Cameroon - 0.5%
Cameroon Republic 9.5% 11/19/25 (b)		11,745,000	12,735,984
Colombia - 0.1%
Colombian Republic 10.375% 1/28/33		1,760,000	2,757,700
Costa Rica - 0.1%
Costa Rican Republic 4.25% 1/26/23 (b)		1,560,000	1,540,500
Dominican Republic - 1.1%
Dominican Republic:
5.95% 1/25/27 (b)		2,545,000	2,735,875
6% 7/19/28 (b)		3,585,000	3,866,198
6.4% 6/5/49 (b)		7,010,000	7,316,688
6.85% 1/27/45 (b)		2,530,000	2,767,188
6.875% 1/29/26 (b)		5,095,000	5,750,981
7.45% 4/30/44 (b)		7,275,000	8,429,906

TOTAL DOMINICAN REPUBLIC			30,866,836

Ecuador - 0.2%
Ecuador Republic:
8.875% 10/23/27 (b)		5,275,000	5,499,188
10.75% 1/31/29 (b)		200,000	226,063

TOTAL ECUADOR			5,725,251

Egypt - 3.4%
Arab Republic of Egypt:
yield at date of purchase 17.2005% 7/30/19	EGP	50,225,000	2,977,490
5.577% 2/21/23 (b)		2,855,000	2,901,394
5.875% 6/11/25 (b)		1,225,000	1,247,969
6.125% 1/31/22 (b)		39,750,000	41,091,563
6.2004% 3/1/24 (b)		3,195,000	3,318,806
7.5% 1/31/27 (b)		22,190,000	23,660,088
7.6003% 3/1/29 (b)		3,355,000	3,539,525
7.903% 2/21/48 (b)		4,290,000	4,332,900
8.5% 1/31/47 (b)		8,725,000	9,237,594
8.7002% 3/1/49 (b)		1,150,000	1,233,375

TOTAL EGYPT			93,540,704

El Salvador - 0.9%
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		2,770,000	2,773,463
6.375% 1/18/27 (b)		5,415,000	5,420,077
7.375% 12/1/19 (b)		11,440,000	11,554,400
7.75% 1/24/23 (b)		5,085,000	5,460,019

TOTAL EL SALVADOR			25,207,959

Georgia - 0.0%
Georgia Republic 6.875% 4/12/21 (b)		1,300,000	1,371,500
Ghana - 0.3%
Ghana Republic:
7.875% 8/7/23 (b)		3,777,340	4,093,692
7.875% 8/7/23 (Reg.S)		1,260,000	1,365,525
7.875% 3/26/27 (b)		2,640,000	2,775,300
8.125% 1/18/26 (b)		1,275,000	1,373,813

TOTAL GHANA			9,608,330

Guatemala - 0.2%
Guatemalan Republic 4.9% 6/1/30 (b)		4,325,000	4,434,477
Indonesia - 1.3%
Indonesian Republic:
6.75% 1/15/44 (b)		1,950,000	2,667,844
7.75% 1/17/38 (b)		8,860,000	12,802,700
8.125% 5/15/24	IDR	95,728,000,000	7,124,968
8.5% 10/12/35 (b)		110,000	165,344
8.5% 10/12/35 (Reg. S)		8,855,000	13,310,172

TOTAL INDONESIA			36,071,028

Iraq - 1.2%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		34,705,000	34,162,734
Ivory Coast - 0.4%
Ivory Coast 5.75% 12/31/32		11,923,375	11,576,852
Kenya - 0.0%
Republic of Kenya 6.875% 6/24/24 (b)		1,375,000	1,462,656
Lebanon - 1.5%
Lebanese Republic:
5.45% 11/28/19		19,140,000	18,972,525
5.8% 4/14/20		4,925,000	4,777,250
6.15% 6/19/20		3,235,000	3,121,775
6.375% 3/9/20		14,778,000	14,468,586
8.25% 4/12/21 (Reg.S)		1,420,000	1,339,238

TOTAL LEBANON			42,679,374

Malaysia - 0.5%
Malaysian Government 3.906% 7/15/26	MYR	55,000,000	13,588,334
Mexico - 1.2%
United Mexican States:
5.75% 10/12/10		9,935,000	10,853,988
6.05% 1/11/40		10,870,000	12,967,910
6.5% 6/9/22	MXN	188,715,000	9,600,014

TOTAL MEXICO			33,421,912

Mongolia - 0.2%
Mongolian People's Republic 8.75% 3/9/24 (b)		4,360,000	4,937,700
Morocco - 0.3%
Moroccan Kingdom 4.25% 12/11/22 (b)		8,805,000	9,201,225
Netherlands - 0.0%
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		547,813	550,908
Nigeria - 0.4%
Republic of Nigeria:
yield at date of purchase 13.6947% to 14.1171% 11/7/19 to 11/28/19	NGN	1,529,405,000	4,052,026
6.375% 7/12/23 (b)		2,475,000	2,621,953
6.5% 11/28/27 (b)		1,340,000	1,341,675
6.75% 1/28/21 (b)		1,125,000	1,172,813
7.625% 11/21/25 (b)		1,450,000	1,580,500

TOTAL NIGERIA			10,768,967

Oman - 0.5%
Sultanate of Oman:
3.875% 3/8/22 (b)		9,140,000	8,968,625
4.125% 1/17/23 (b)		1,450,000	1,404,688
6.75% 1/17/48 (b)		4,020,000	3,537,600

TOTAL OMAN			13,910,913

Pakistan - 0.3%
Islamic Republic of Pakistan:
6.75% 12/3/19 (b)		5,385,000	5,422,022
8.25% 4/15/24 (b)		2,150,000	2,349,547

TOTAL PAKISTAN			7,771,569

Papua New Guinea - 0.1%
Papua New Guinea 8.375% 10/4/28 (b)		2,950,000	3,159,266
Paraguay - 0.1%
Republic of Paraguay 5.4% 3/30/50 (b)		2,190,000	2,440,481
Peru - 0.5%
Peruvian Republic:
4% 3/7/27 (e)		10,956,000	10,969,509
5.4% 8/12/34(Reg. S) (b)	PEN	5,620,000	1,727,085

TOTAL PERU			12,696,594

Philippines - 0.3%
Philippine Republic 4.95% 1/15/21	PHP	374,615,000	7,358,874
Qatar - 2.5%
State of Qatar:
4% 3/14/29 (b)		18,370,000	19,828,119
4.5% 4/23/28 (b)		15,285,000	17,080,988
4.817% 3/14/49 (b)		10,485,000	12,005,325
5.103% 4/23/48 (b)		10,560,000	12,582,900
9.75% 6/15/30 (b)		4,350,000	7,041,563

TOTAL QATAR			68,538,895

Romania - 0.1%
Romanian Republic 5.125% 6/15/48 (b)		2,495,000	2,794,400
Russia - 2.8%
Ministry of Finance of the Russian Federation:
5.1% 3/28/35 (b)		15,400,000	16,724,400
5.25% 6/23/47 (b)		24,200,000	26,771,250
5.625% 4/4/42 (b)		3,825,000	4,481,906
5.875% 9/16/43 (b)		1,195,000	1,450,133
7.25% 5/10/34	RUB	355,710,000	5,542,126
7.6% 7/20/22	RUB	859,870,000	13,774,101
8.15% 2/3/27	RUB	411,745,000	6,856,312
12.75% 6/24/28 (Reg. S)		790,000	1,303,500

TOTAL RUSSIA			76,903,728

Rwanda - 0.1%
Rwanda Republic 6.625% 5/2/23 (b)		2,205,000	2,331,781
Saudi Arabia - 1.0%
Kingdom of Saudi Arabia:
3.625% 3/4/28 (b)		5,320,000	5,460,980
4.375% 4/16/29 (b)		9,095,000	9,845,338
4.5% 10/26/46 (b)		3,065,000	3,115,573
5.25% 1/16/50 (b)		7,465,000	8,486,772

TOTAL SAUDI ARABIA			26,908,663

Serbia - 0.1%
Republic of Serbia 7.25% 9/28/21 (b)		1,594,000	1,745,430
Sri Lanka - 0.4%
Democratic Socialist Republic of Sri Lanka:
5.75% 4/18/23 (b)		3,335,000	3,306,861
6.2% 5/11/27 (b)		1,410,000	1,337,738
6.25% 10/4/20 (b)		840,000	849,713
6.25% 7/27/21 (b)		1,630,000	1,651,394
6.85% 3/14/24 (b)		3,575,000	3,646,500
6.85% 11/3/25 (b)		200,000	200,500

TOTAL SRI LANKA			10,992,706

Turkey - 4.3%
Turkish Republic:
5.125% 3/25/22		28,430,000	28,021,319
5.625% 3/30/21		24,780,000	25,167,188
5.75% 5/11/47		1,815,000	1,526,869
6.25% 9/26/22		44,805,000	45,197,044
7.25% 12/23/23		9,535,000	9,856,806
7.375% 2/5/25		3,980,000	4,108,106
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (b)		4,590,000	4,492,463

TOTAL TURKEY			118,369,795

Ukraine - 4.8%
Ukraine Government:
7.75% 9/1/19 (b)		11,235,000	11,308,028
7.75% 9/1/20 (b)		32,375,000	33,447,422
7.75% 9/1/21 (b)		47,872,000	50,050,176
7.75% 9/1/22 (b)		23,177,000	24,509,678
7.75% 9/1/24 (b)		3,585,000	3,744,533
7.75% 9/1/26 (b)		3,990,000	4,117,680
7.75% 9/1/27 (b)		4,285,000	4,420,245

TOTAL UKRAINE			131,597,762

United States of America - 6.0%
U.S. Treasury Bonds 3% 2/15/48		25,002,000	27,348,867
U.S. Treasury Notes:
2% 11/15/26		88,926,000	89,547,761
2.75% 8/15/21		48,600,000	49,590,984

TOTAL UNITED STATES OF AMERICA			166,487,612

Uruguay - 0.0%
Banco Central del Uruguay:
value recovery A rights 1/2/21 (f)(g)		1,000,000	10
value recovery B rights 1/2/21 (f)(g)		1,500,000	15

TOTAL URUGUAY			25

Venezuela - 0.4%
Venezuelan Republic:
oil recovery warrants 4/15/20 (f)(g)		2,504	2,504
9.25% 9/15/27 (d)		32,390,000	6,478,000
11.95% 8/5/31 (Reg. S) (d)		14,080,000	2,816,000
12.75% 8/23/22 (d)		2,705,000	541,000

TOTAL VENEZUELA			9,837,504

Vietnam - 0.9%
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.813% 3.5% 3/13/28 (c)(h)		1,040,000	1,035,793
5.5% 3/12/28		25,018,883	24,799,968

TOTAL VIETNAM			25,835,761

TOTAL GOVERNMENT OBLIGATIONS
(Cost $1,344,222,477)			1,369,137,605

Supranational Obligations - 0.3%
European Bank for Reconstruction & Development 6% 5/4/20 (Reg. S)	INR	423,400,000	6,028,921
International Finance Corp. 6.3% 11/25/24	INR	95,000,000	1,353,423
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $7,907,212)			7,382,344

Preferred Securities - 3.1%
Cayman Islands - 2.0%
Banco Do Brasil SA:
6.25% (b)(c)(i)		5,700,000	5,499,924
9% (b)(c)(i)		10,020,000	11,016,456
Banco Mercantil del Norte SA 7.625% (b)(c)(i)		3,905,000	4,082,737
Cosan Overseas Ltd. 8.25% (i)		21,235,000	22,209,762
Itau Unibanco Holding SA:
5.5% 8/6/22 (b)		5,655,000	6,085,896
6.125% (b)(c)(i)		5,095,000	5,204,184
Odebrecht Finance Ltd.:
7.5% (b)(d)(i)		21,825,000	1,205,831
7.5% (Reg. S) (d)(i)		500,000	27,625

TOTAL CAYMAN ISLANDS			55,332,415

Colombia - 0.2%
Colombia Telecomunicaciones SA 8.5% (b)(c)(i)		5,440,000	5,769,357
Georgia - 0.1%
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (c)(i)		1,300,000	1,379,721
Ireland - 0.8%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(i)		11,537,000	11,977,005
Tinkoff Credit Systems 9.25% (Reg. S) (c)(i)		10,439,000	10,862,669

TOTAL IRELAND			22,839,674

TOTAL PREFERRED SECURITIES
(Cost $94,882,679)			85,321,167
		Shares	Value

Money Market Funds - 9.1%
Fidelity Cash Central Fund 2.42% (j)
(Cost $251,578,947)		251,529,133	251,579,439
TOTAL INVESTMENT IN SECURITIES - 98.7%
(Cost $2,711,728,617)			2,716,882,032
NET OTHER ASSETS (LIABILITIES) - 1.3%			36,428,177
NET ASSETS - 100%			$2,753,310,209

Currency Abbreviations

EGP – Egyptian pound

IDR – Indonesian rupiah

INR – Indian rupee

MXN – Mexican peso

MYR – Malyasian ringgit

NGN – Nigerian naira

PEN – Peruvian new sol

PHP – Philippine peso

RUB – Russian ruble

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,393,889,798 or 50.6% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (f) Quantity represents share amount.

 (g) Level 3 security

 (h) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,552,798
Total	$1,552,798

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,003,461,477	$--	$1,003,461,477	$--
Government Obligations	1,369,137,605	--	1,369,135,076	2,529
Supranational Obligations	7,382,344	--	7,382,344	--
Preferred Securities	85,321,167	--	85,321,167	--
Money Market Funds	251,579,439	251,579,439	--	--
Total Investments in Securities:	$2,716,882,032	$251,579,439	$2,465,300,064	$2,529

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	6.0%
AAA,AA,A	7.4%
BBB	7.9%
BB	17.6%
B	33.9%
CCC,CC,C	7.6%
D	0.1%
Not Rated	9.1%
Short-Term Investments and Net Other Assets	10.4%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,460,149,670)	$2,465,302,593
Fidelity Central Funds (cost $251,578,947)	251,579,439
Total Investment in Securities (cost $2,711,728,617)		$2,716,882,032
Cash		1,120,813
Receivable for investments sold		11,054,913
Receivable for fund shares sold		22,822
Interest receivable		41,195,653
Distributions receivable from Fidelity Central Funds		555,150
Total assets		2,770,831,383
Liabilities
Payable for investments purchased	$17,420,865
Payable for fund shares redeemed	95,026
Other payables and accrued expenses	5,283
Total liabilities		17,521,174
Net Assets		$2,753,310,209
Net Assets consist of:
Paid in capital		$2,737,917,344
Total distributable earnings (loss)		15,392,865
Net Assets, for 286,769,512 shares outstanding		$2,753,310,209
Net Asset Value, offering price and redemption price per share ($2,753,310,209 ÷ 286,769,512 shares)		$9.60

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends		$1,837,406
Interest		37,027,274
Income from Fidelity Central Funds		1,552,798
Income before foreign taxes withheld		40,417,478
Less foreign taxes withheld		(97,674)
Total income		40,319,804
Expenses
Custodian fees and expenses	$5,189
Independent trustees' fees and expenses	1,727
Legal	209
Total expenses before reductions	7,125
Expense reductions	(2,398)
Total expenses after reductions		4,727
Net investment income (loss)		40,315,077
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,267,594
Foreign currency transactions	(29,996)
Total net realized gain (loss)		7,237,598
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	38,446,293
Assets and liabilities in foreign currencies	19,643
Total change in net unrealized appreciation (depreciation)		38,465,936
Net gain (loss)		45,703,534
Net increase (decrease) in net assets resulting from operations		$86,018,611

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$40,315,077	$7,730,297
Net realized gain (loss)	7,237,598	(2,696,380)
Change in net unrealized appreciation (depreciation)	38,465,936	(11,168,125)
Net increase (decrease) in net assets resulting from operations	86,018,611	(6,134,208)
Distributions to shareholders	(34,951,340)	(7,559,273)
Share transactions
Proceeds from sales of shares	2,543,858,328	10,922,043
Reinvestment of distributions	34,951,340	7,559,250
Cost of shares redeemed	(5,061,881)	(9,430,277)
Net increase (decrease) in net assets resulting from share transactions	2,573,747,787	9,051,016
Total increase (decrease) in net assets	2,624,815,058	(4,642,465)
Net Assets
Beginning of period	128,495,151	133,137,616
End of period	$2,753,310,209	$128,495,151
Other Information
Shares
Sold	269,509,869	1,127,992
Issued in reinvestment of distributions	3,687,512	796,396
Redeemed	(537,190)	(988,322)
Net increase (decrease)	272,660,191	936,066

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Emerging Markets Debt Central Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$9.11	$10.11	$9.81	$9.04	$9.47	$9.94
Income from Investment Operations
Net investment income (loss)A	.304	.564	.686	.754	.744	.702
Net realized and unrealized gain (loss)	.464	(1.013)	.370	.707	(.526)	(.501)
Total from investment operations	.768	(.449)	1.056	1.461	.218	.201
Distributions from net investment income	(.278)	(.551)	(.730)	(.691)	(.648)	(.627)
Distributions from net realized gain	–	–	(.026)	–	–	(.044)
Total distributions	(.278)	(.551)	(.756)	(.691)	(.648)	(.671)
Net asset value, end of period	$9.60	$9.11	$10.11	$9.81	$9.04	$9.47
Total ReturnB,C	8.51%	(4.52)%	10.99%	16.50%	2.26%	1.81%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	- %F,G	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions	- %F,G	- %G	.01%	.01%	.01%	.01%
Net investment income (loss)	6.63%F	5.91%	6.76%	7.80%	7.89%	6.96%
Supplemental Data
Net assets, end of period (000 omitted)	$2,753,310	$128,495	$133,138	$116,523	$103,080	$104,125
Portfolio turnover rateH	100%F,I	40%	57%	48%	39%	42%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019

1. Organization.

Fidelity Emerging Markets Debt Central Fund (the Fund) is a non-diversified fund of Fidelity Hanover Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$110,302,094
Gross unrealized depreciation	(102,286,751)
Net unrealized appreciation (depreciation)	$8,015,343
Tax cost	$2,708,866,689

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(660,336)
Long-term	(1,874,977)
Total capital loss carryforward	$(2,535,313)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, aggregated $367,029,376 and $378,062,323, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Exchange In-Kind. During the period, Fidelity Advisor Strategic Income Fund (the Investing Fund) completed an exchange in-kind transaction with the Fund. The Investing Fund delivered investments, including accrued interest valued at $2,529,798,896 (which included $23,637,458 of unrealized depreciation), in exchange for 268,001,366 shares of the Fund. The value of investments delivered from the Investing Fund is included in proceeds from sales of shares in the accompanying Statement of Changes in Net Assets. This transaction was treated as a tax free exchange with carry forward basis for book and tax.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,398.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

8. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period-B January 1, 2019 to June 30, 2019
Actual	.0012%	$1,000.00	$1,085.10	$.01
Hypothetical-C		$1,000.00	$1,024.79	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Emerging Markets Debt Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract with FMR Co., Inc. (FMRC) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMRC and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, Fidelity Management & Research Company (FMR) pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain exceptions. Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in the fund.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

EMC-SANN-0819
1.926208.108

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hanover Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hanover Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hanover Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 26, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 26, 2019